Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies (Tables) [Abstract]
Chattel Paper Principal Payments
(In thousands)	2013	2014	2015	2016	2017
Chattel Paper	$372	$577	$891	$815	$405

Purchase Contracts
(In thousands)	2013	2014	2015	2016	2017
Coal(a)	$14,686	$16,287	$9,921	$3,770	$1,040
Natural gas supply(b)	14,178	13,836	0	0	0
Purchase power(c)	49,513	48,593	47,667	48,697	49,717
Other	1,798	0	0	0	0
	$80,175	$78,716	$57,588	$52,467	$50,757